UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ] Amendment Number:
This Amendment: [ ] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  July 5, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 109
Form 13F Information Table Value Total: 230336 (x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      340     3791 SH       Sole                     3791
Abbott Labs                    COM              002824100     6681   103632 SH       Sole                   103632
Accenture Ltd Bermuda Cl A     COM                             358     5964 SH       Sole                     5964
Affiliated Managers Group      COM              008252108     2752    25148 SH       Sole                    25148
Air Prods & Chems Inc          COM              009158106     2206    27325 SH       Sole                    27325
Altria Group Inc               COM              02209S103        9      258 SH       Sole                      258
American Express Co            COM              025816109     4708    80884 SH       Sole                    80884
Amgen Inc                      COM              031162100      292     4000 SH       Sole                     4000
Apple Inc                      COM              037833100     5429     9297 SH       Sole                     9297
AT&T Inc                       COM              00206R102     4741   132951 SH       Sole                   132951
Automatic Data Processing Inc  COM              053015103      184     3300 SH       Sole                     3300
Becton Dickinson & Co          COM              075887109      292     3903 SH       Sole                     3903
Bemis Inc                      COM              081437105       18      590 SH       Sole                      590
Berkshire Hathaway             COM              084670108      250        2 SH       Sole                        2
Berkshire Hathaway B           COM              084670207      111     1336 SH       Sole                     1336
BG Group PLC ADR               COM              055434203     1117    54382 SH       Sole                    54382
BP plc Sponsored ADR           COM              055622104      738    18208 SH       Sole                    18208
Bristol Myers Squibb           COM              110122108      284     7900 SH       Sole                     7900
Caterpillar Inc                COM              149123101      450     5300 SH       Sole                     5300
Chevron Corp                   COM              166764100    10029    95061 SH       Sole                    95061
Cisco Systems                  COM              17275r102      158     9228 SH       Sole                     9228
Citrix Systems Inc             COM              177376100     3315    39491 SH       Sole                    39491
Coca Cola Co                   COM              191216100     2089    26716 SH       Sole                    26716
Colgate Palmolive Co           COM              194162103        3       25 SH       Sole                       25
Conocophillips                 COM              20825C104      221     3951 SH       Sole                     3951
Constant Contact Inc           COM              210313102      179    10000 SH       Sole                    10000
Convergys Corp                 COM              212485106      148    10000 SH       Sole                    10000
Covidien Plc                   COM              G2554F113      498     9301 SH       Sole                     9301
CVS Caremark Corporation       COM              126650100     4018    85991 SH       Sole                    85991
Danaher Corp                   COM              235851102     4190    80450 SH       Sole                    80450
Deere & Co                     COM              244199105      485     6000 SH       Sole                     6000
Discovery Holding Co Class A C COM              25468Y107     2676    49550 SH       Sole                    49550
Disney Walt Co                 COM              254687106     5308   109451 SH       Sole                   109451
Dominion Res Inc Va            COM              25746U109       78     1452 SH       Sole                     1452
eBay Inc                       COM              278642103     4452   105982 SH       Sole                   105982
Ecolab Inc                     COM              278865100     3190    46555 SH       Sole                    46555
Eli Lilly&Co                   COM              532457108       56     1308 SH       Sole                     1308
EMC Corp.                      COM              268648102     2437    95091 SH       Sole                    95091
Emerson Elec Co                COM              291011104     1597    34282 SH       Sole                    34282
Express Scripts Inc            COM              30219G108      386     6907 SH       Sole                     6907
Exxon Mobil Corp               COM              30231G102    10686   124878 SH       Sole                   124878
Fiserv Inc                     COM              337738108     1301    18012 SH       Sole                    18012
Franklin Resources Inc         COM              354613101      111      999 SH       Sole                      999
General Electric Co.           COM              369604103     5436   260846 SH       Sole                   260846
General Mls Inc                COM              370334104      216     5600 SH       Sole                     5600
Google, Inc.                   COM              38259p508     4274     7368 SH       Sole                     7368
Hewlett Packard Co.            COM              428236103      467    23215 SH       Sole                    23215
Hillshire Brands Co            COM              432589109      391    13474 SH       Sole                    13474
Home Depot Inc                 COM              437076102      795    15000 SH       Sole                    15000
Intel Corp                     COM              458140100     2629    98641 SH       Sole                    98641
International Business Machs   COM              459200101     5056    25853 SH       Sole                    25853
Intuit                         COM              461202103     3389    57100 SH       Sole                    57100
Johnson & Johnson              COM              478160104     6092    90175 SH       Sole                    90175
Johnson Ctls Inc               COM              478366107     2129    76816 SH       Sole                    76816
JPMorgan Chase & Co            COM              46625H100     3165    88589 SH       Sole                    88589
Key Tronic Inc                 COM              493144109      472    57300 SH       Sole                    57300
Kimberly Clark Corp            COM              494368103       41      486 SH       Sole                      486
Kinder Morgan Energy Partners  COM              494550106        4       50 SH       Sole                       50
Life Technologies Corp.        COM              53217v109      234     5200 SH       Sole                     5200
Lowes Cos Inc                  COM              548661107     2662    93612 SH       Sole                    93612
McDonalds Corp                 COM              580135101      531     6000 SH       Sole                     6000
Merck & Co                     COM              58933Y105      461    11034 SH       Sole                    11034
Microsoft Corp                 COM              594918104     6923   226320 SH       Sole                   226320
Monsanto Co                    COM              61166W101     1465    17702 SH       Sole                    17702
Nike Inc Cl B                  COM              654106103       56      633 SH       Sole                      633
Noble Energy, Inc.             COM              655044105      424     5000 SH       Sole                     5000
Norfolk Southern Corp.         COM              655844108       16      225 SH       Sole                      225
Novartis A G Sponsored ADR     COM              66987V109     2404    43002 SH       Sole                    43002
Omnicom Group Inc              COM              681919106      464     9550 SH       Sole                     9550
Oracle Corp.                   COM              68389x105     4009   135000 SH       Sole                   135000
Peets Coffee & Tea Inc         COM              705560100      360     6000 SH       Sole                     6000
Pepsico Inc                    COM              713448108     7581   107285 SH       Sole                   107285
Pfizer Inc                     COM              717081103      632    27471 SH       Sole                    27471
Philip Morris Intl Inc         COM              718172109       14      166 SH       Sole                      166
PowerShares ETF Dynamic Biotec COM              73935x856      655    28250 SH       Sole                    28250
Praxair Inc                    COM              74005P104       60      556 SH       Sole                      556
Procter & Gamble Co            COM              742718109     7622   124444 SH       Sole                   124444
Qualcomm Inc                   COM              747525103     4291    77066 SH       Sole                    77066
Royal Dutch Shell Plc Spons AD COM              780259206      767    11375 SH       Sole                    11375
Sara Lee Corp                  COM              803111103      725    25000 SH       Sole                    25000
Schlumberger Ltd               COM              806857108     3773    58122 SH       Sole                    58122
Schwab Charles Corp            COM              808513105      463    35841 SH       Sole                    35841
Southern Co                    COM              842587107       74     1600 SH       Sole                     1600
State Street Corp              COM              857477103     2226    49857 SH       Sole                    49857
Stericycle Inc.                COM              858912108     2409    26282 SH       Sole                    26282
Target Corp                    COM              87612E106     2927    50298 SH       Sole                    50298
Thermo Fisher Scientific       COM              883556102     2791    53768 SH       Sole                    53768
Travelers Companies Inc        COM              89417E109     3694    57866 SH       Sole                    57866
True Religion Apparel          COM              89784N104      348    12000 SH       Sole                    12000
U.S. Bancorp                   COM              902973304      350    10884 SH       Sole                    10884
Union Pacific Corp.            COM              907818108     1638    13729 SH       Sole                    13729
United Technologies Corp       COM              913017109     2677    35441 SH       Sole                    35441
Verizon Comm                   COM              92343V104      470    10566 SH       Sole                    10566
Vodafone Grp ADR               COM              92857W209      561    19924 SH       Sole                    19924
Wal Mart Stores Inc            COM              931142103      894    12825 SH       Sole                    12825
Weatherford Intl               COM              H27013103      471    37300 SH       Sole                    37300
Wells Fargo & Co               COM              949746101    10512   314359 SH       Sole                   314359
Zimmer Holdings                COM              98956p102       15      240 SH       Sole                      240
AQR Fds Momntm Fd Cl L                          00203H701     4187   269765 SH       Sole                   269765
Chestnut Str Exch Fd Sh Partsh                  166668103    13660    37432 SH       Sole                    37432
DWS Dreman Small Mid Cap Val V                                 112    10291 SH       Sole                    10291
Schwab Invts 1000 Index Inv                     808517106      270     6999 SH       Sole                     6999
Schwab S&P 500 Portfolio                                       228    10619 SH       Sole                    10619
Wells Fargo VT Advantage Oppor                                 216    18613 SH       Sole                    18613
iShares Russell 2000 Index Fun                  464287655      224     2816 SH       Sole                     2816
iShares Tr Russell 1000                         464287622        8      100 SH       Sole                      100
PowerShares FTSE RAFI US 1000                   73935X583     8051   138397 SH       Sole                   138397
PowerShares QQQ Trust                           73935A104      468     7296 SH       Sole                     7296
SPDR Tr Unit Ser 1                              78462F103     1134     8335 SH       Sole                     8335